13F-HR
                            FORM 13F HOLDINGS REPORT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549


                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment
[ ]; Amendment Number: This Amendment: [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Atlantic Investment Company
Address:   3050 Peachtree Road, Suite 200
           Atlanta, Georgia 30305

Form 13F File Number:  28-12658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Malon W. Courts
Title: Partner
Phone: 404.614.6183

Malon W. Courts              Atlanta, GA              8/13/2010
------------------       -----------------          ---------------
Signature                  City     State               Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE
                                Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:                25

Form 13F Information Table Value Total:            79,030

List of Other Included Managers:                     None

                                                       MKT VAL            INVESTMENT  OTHER       VOTING AUTHORITY
ISSUER NAME                TITLE OF CLASS    CUSIP    (X $1000)  SHARES   DISCRETION  MNGRS    SOLE     SHARED  NONE
--------------------------------------------------------------------------------------------------------------------
ATS MEDICAL INC               COM           2083103       2,541    640000                         640000
B & G FOODS INC NEW  CL A     CL A        05508r106         350     32500                                      32500
BANK OF AMERICA CORP          COM          60505104         836     58204                                      58204
BIOCLINICA INC                COM         09071b100       1,045    254895                         254895
CDC CORP-CL A                 CL A        g20221106       2,628   1263605                         951105      312500
CISCO SYSTEMS INC    COM      COM         17275r102       1,609     75475                          41000       34475
COGENT INC                    COM         19239y108      22,306   2475708                        1863273      612435
COUSINS PROPS INC    REIT     COM         222795106      12,362   1834187                        1834187           0
DNP SELECT INCOME FD INC      COM         23325p104         398     44400                                      44400
EXXON MOBIL CORP     COM      COM         30231g102       1,278     22397                          18000        4397
EZCORP INC-CL A               CL A        302301106       6,342    341894                         233154      108740
FIRST TR BK CHARLOTTE NC      COM         33732n105         189     31500                                      31500
GOLDMAN SACHS GROUP INC       COM         38141g104       1,313     10000                          10000
HEADWATERS INC DEL            COM         42210p102         990    348368                         330203       18165
KIT DIGITAL INC NEW           COM         482470200       1,367    155000                         150000        5000
LINN ENERGY LLC-UNITS         COM UNITS   536020100       1,991     75000                          75000
MCDERMOTT INTL INC            COM         580037109       1,430     66000                          66000
MEDIDATA SOLUTIONS INC        COM         58471a105       4,951    319610                         210000      109610
NASDAQ OMX GROUP INC (THE)    COM         631103108       2,588    145580                         100000       45580
NOBLE ENERGY  INC             COM         655044105         586      9720                                       9720
ORACLE CORP $0.01    DEL      COM         68389x105         655     30505                                      30505
PENN VIRGINIA GP     HOLDINGS COM         70788p105         361     19800                                      19800
PHASE FORWARD INC             COM         71721r406       4,357    261200                         182290       78910
UNITED ONLINE INC             COM         911268100       6,056   1051484                         677982      373502
YAHOO INC                     COM         984332106         501     36185                                      36185
